Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Money market accounts	$ 2,545	$ 249
Other receivables	263	245
Foreign exchange contracts	92	346
Derivatives used for hedging	62	42
Financial assets at fair value through earnings	2,900	840
Financial assets at fair value through other comprehensive income	103	61
Total assets	3,065	943
Liabilities
Contingent consideration	(24)	(23)
Forward exchange contracts	(43)	(37)
Financial liabilities at fair value through earnings	(67)	(60)
Total liabilities	(67)	(60)
Level 1 [member]
Assets
Financial assets at fair value through other comprehensive income	27	19
Total assets	27	19
Level 2 [member]
Assets
Money market accounts	2,545	249
Foreign exchange contracts	92	346
Derivatives used for hedging	62	42
Financial assets at fair value through earnings	2,637	595
Total assets	2,699	637
Liabilities
Forward exchange contracts	(43)	(37)
Financial liabilities at fair value through earnings	(43)	(37)
Total liabilities	(43)	(37)
Level 3 [member]
Assets
Other receivables	263	245
Financial assets at fair value through earnings	263	245
Financial assets at fair value through other comprehensive income	76	42
Total assets	339	287
Liabilities
Contingent consideration	(24)	(23)
Financial liabilities at fair value through earnings	(24)	(23)
Total liabilities	$ (24)	$ (23)